FINANCIAL ASSETS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets receivable
Financial assets receivable	¥ 4,225,014	¥ 4,897,854	¥ 4,601,642
Allowance for uncollectible receivables	(554,095)	(493,646)	(390,834)
Financial assets receivable, net	3,670,919	4,404,208
Movement of financial assets receivable
Balance at beginning of period	4,897,854	4,601,642	2,142,627
Addition in the current period	5,582,287	6,626,322	6,885,976
Collection in the current period	(5,920,287)	(6,189,783)	(4,478,593)
Write-off	(334,840)	(140,327)	(65,689)
Balance at end of period	4,225,014	4,897,854	4,601,642
Movement of allowance for uncollectible receivables
Balance at beginning of period	493,646	390,834	170,803
Current period net provision	(395,289)	(243,139)	(285,720)
Write-off	(334,840)	(140,327)	(65,689)
Balance at end of period	554,095	493,646	390,834
Adjustment
Financial assets receivable
Financial assets receivable			117,321
Movement of financial assets receivable
Balance at beginning of period		117,321
Balance at end of period			117,321
2020
Financial assets receivable
Financial assets receivable		819,605
Movement of financial assets receivable
Balance at beginning of period	819,605
Balance at end of period		819,605
2021
Financial assets receivable
Financial assets receivable	920,258	4,078,249
Movement of financial assets receivable
Balance at beginning of period	4,078,249
Balance at end of period	920,258	4,078,249
2022
Financial assets receivable
Financial assets receivable	3,304,756
Movement of financial assets receivable
Balance at end of period	3,304,756
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable	42,724		3,149
Allowance for uncollectible receivables	(2,648)		(2,033)
Financial assets receivable, net	40,076
Movement of financial assets receivable
Balance at beginning of period		3,149
Addition in the current period	51,417
Collection in the current period	(8,679)	(309)
Write-off	(14)	(2,840)
Balance at end of period	42,724		3,149
Movement of allowance for uncollectible receivables
Balance at beginning of period		2,033
Current period net provision	2,662	807
Write-off	(14)	(2,840)
Balance at end of period	2,648		¥ 2,033
0-30 days past due
Financial assets receivable
Financial assets receivable	32,964	15,594
Movement of financial assets receivable
Balance at beginning of period	15,594
Balance at end of period	32,964	15,594
30 to 60 days past due
Financial assets receivable
Financial assets receivable		12,038
Movement of financial assets receivable
Balance at beginning of period	12,038
Balance at end of period		12,038
31 to 60 days past due
Financial assets receivable
Financial assets receivable	38,059
Movement of financial assets receivable
Balance at end of period	38,059
Current
Financial assets receivable
Financial assets receivable	4,153,991	4,870,222
Movement of financial assets receivable
Balance at beginning of period	4,870,222
Balance at end of period	¥ 4,153,991	¥ 4,870,222